STOCKHOLDERS EQUITY (DEFICIT) - Schedule of Warrants Outstanding to Purchase Common Stock (Details) - $ / shares	Dec. 31, 2022	May 17, 2022
Class of Stock [Line Items]
Exercise Price per Share (in dollars per share)		$ 0.9382
Warrants Expiring In 2026
Class of Stock [Line Items]
Number of Shares	112,500
Exercise Price per Share (in dollars per share)	$ 10.00
Warrants Expiring In 2027
Class of Stock [Line Items]
Number of Shares	740,000
Exercise Price per Share (in dollars per share)	$ 938.2000